Related-party Information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Directors and Officers (Kenon's Directors and Officers)
	For the year ended December 31,
	2024	2023
	$ Thousands
Short-term benefits	2,274	2,316
Share-based payments	280	296
	2,554	2,612

Schedule of Detailed Information About Transactions With Related Parties (Excluding Associates) Explanatory
	For the year ended December 31,
	2024	2023	2022
	$ Thousands
Sale of electricity and revenues from provision of services	36,028	31,694	94,264
Cost of sales	(13)	(2,620)	(658)
Dividend received from associates,net	129,853	154,672	727,309
Other expenses, net	565	479	-
Financing (income)/expenses, net	(1,295)	(4,130)	580

*	Following the disposal of ZIM, ZIM will no longer be an associate to the Group. Refer to Note 5 for further details.

Schedule of Transactions with Associates
	As at December 31,
	2024	2023
	Other related parties *
	$ Thousands
Cash and cash equivalent	126,873	55,505
Trade receivables and other receivables	37,361	33,668
Other payables	(53,844)	(108)

Loans and other liabilities
In US dollar or linked thereto	-	(43,171)

*	IC, Israel Chemicals Ltd (“ICL”), Oil Refineries Ltd (“Bazan”).